Other Non-Current Assets, Net (Details)							12 Months Ended
	Jun. 30, 2025 CNY (¥) shares	Jun. 03, 2025 shares	May 27, 2025 shares	Dec. 27, 2024 shares	Oct. 31, 2024 shares	Dec. 31, 2023 shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 CNY (¥)	Dec. 22, 2023
Other Non-Current Assets, Net [Line Items]
Shares fell (in Shares)		5,000,000,000			5,000,000,000		44,810
Equity interest percentage										15.41%
Common stock, voting interest percentage							50.00%
Principal amount | ¥	¥ 30,000,000						¥ 30,000,000		¥ 30,000,000
Interest receivable | ¥	2,379,000						2,379,000
Net of allowance | ¥	¥ 2,697						¥ 2,697		1,047,000
Third Party [Member]
Other Non-Current Assets, Net [Line Items]
Interest receivable | ¥									¥ 1,032,000
AIFU Inc. [Member]
Other Non-Current Assets, Net [Line Items]
Interest rate percentage	4.50%						4.50%
Class A Ordinary Shares [Member]
Other Non-Current Assets, Net [Line Items]
Shares exchange (in Shares)				69,995,661
Shares fell (in Shares)		4,000,000,000			4,000,000,000	3,156,814	9,295,383
Class A Ordinary Shares [Member] | Third Party [Member]
Other Non-Current Assets, Net [Line Items]
Shares exchange (in Shares)			53,466,331
BGM Group Ltd [Member] | Class A Ordinary Shares [Member]
Other Non-Current Assets, Net [Line Items]
Shares exchange (in Shares)	69,995,661
Share price per share (in Dollars per share) | $ / shares								$ 2
BGM Group Ltd [Member] | Class A Ordinary Shares [Member] | Third Party [Member]
Other Non-Current Assets, Net [Line Items]
Shares fell (in Shares)							16,596,473
Equity interest percentage	8.30%						8.30%
Common stock, voting interest percentage							0.80%